Unitholders' Capital (Details) (USD $)	3 Months Ended
	Mar. 31, 2012	Sep. 30, 2011	Mar. 31, 2011	Apr. 24, 2012
Equity [Abstract]
Date of equity distribution agreement		Aug. 23, 2011
Equity distribution agreement maximum value		$ 500,000,000
Equity distribution agreement units sold	1,539,651
Equity distribution agreement price per unit sold	38.02
Equity distribution agreement net proceeds	57,000,000
Equity Distribution Agreement Commissions And Professional Service Expenses	1,000,000
Equity distribution agreement remaining balance	411,000,000
Public offering units sold	19,550,000		16,726,067
Public offering price per unit	35.95		38.80
Public offering price per unit, net of underwriting discount	34.512		37.248
Public offering net proceeds	674,000,000		623,000,000
Public offering underwriting discount and offering expenses	29,000,000		26,000,000
Per unit cash dividend declared (in dollars per share)				$ 0.725
Percentage increase in quarterly distribution amount				5.00%
Estimated distribution payable in subsequent period				$ 145,000,000